Other equity instruments (Tables)	12 Months Ended
Dec. 31, 2025
Statement [LineItems]
Disclosure - Other Equity Instruments - Summary of Other Equity Instruments

	Perpetual contingent convertible securities	Junior perpetual capital securities	Perpetual cumulative subordinated bonds	Share options and incentive plans 1	Total

On January 1, 2025	500	923	454	95	1,972

Shares granted / Share options cost incurred	-	-	-	37	37

Shares vested / Share options forfeited	-	-	-	(31)	(31)

On December 31, 2025	500	923	454	101	1,978

On January 1, 2024	500	923	454	74	1,951

Shares granted / Share options cost incurred	-	-	-	49	49

Shares vested / Share options forfeited	-	-	-	(28)	(28)

On December 31, 2024	500	923	454	95	1,972

On January 1, 2023	500	923	454	66	1,943

Shares granted / Share options cost incurred	-	-	-	33	33

Shares vested / Share options forfeited	-	-	-	(25)	(25)

On December 31, 2023	500	923	454	74	1,951

1	Incentive plans include the shares granted to personnel that are not yet vested.

Perpetual contingent convertible securities [member]
Statement [LineItems]
Summary of Coupon Details

Perpetual contingent convertible securities	Coupon rate	Coupon date	Year of next call	2025	2024	2023

EUR 500 million	5.625% 1	Semi-annually, April 15	2029	500	500	500

On December 31				500	500	500

1	The coupon is fixed at 5.625% until the first call date and reset thereafter to a 5-year mid swap plus a margin of 5.207%.

Junior perpetual capital securities [member]
Statement [LineItems]
Summary of Coupon Details

Junior perpetual capital securities	Coupon rate	Coupon date	Year of next call	2025	2024	2023

USD 500 million	floating CMS rate 1	Quarterly, July 15	2026	402	402	402

EUR 950 million 3	floating DSL rate 2	Quarterly, July 15	2026	521	521	521

On December 31				923	923	923

1
The coupon of the USD 500 million junior perpetual capital securities is reset each quarter based on the aggregate of (i) the
10-year
USD SOFR ICE swap rate, (ii) a spread adjustment of
29
basis points and (iii) a credit spread of
10
basis points, with a maximum of 8.5%.

2
The coupon of the EUR 950 million junior perpetual capital securities is reset each quarter based on the then prevailing
10-year
Dutch government bond yield plus a spread of
10
basis points, with a maximum of 8%.

3	On April 5, 2022 Aegon completed a tender offer buying back EUR 429 million of perp etual capital securities , part of the EUR 950 million notes issued in 2004.

Perpetual cumulative subordinated bonds [member]
Statement [LineItems]
Summary of Coupon Details

Perpetual cumulative subordinated bonds	Coupon rate	Coupon date	Year of next call	2025	2024	2023

EUR 136 million	1.425% 2, 4	Annually, October 14	2028	136	136	136

EUR 203 million	0.496% 3, 4	Annually, March 4	2031	203	203	203

EUR 114 million	3.568% 1, 4	Annually, June 8	2035	114	114	114

On December 31				454	454	454

1
The coupon of the EUR
114
 million bonds was originally set at
8
% until
June 8, 2005
. Subsequently, the coupon was reset at
4.156
% until
June 8, 2015
; to
1.506
% until
June 8, 2025
; and to
3.568
% thereafter.

2	The coupon of the EUR 136 million bonds was originally set at 7.25 % until October 14, 2008 . Subsequently, the coupon has been reset at 5.185 % until October 14, 2018 and 1.425 % until October 14, 2028 .
3	The coupon of the EUR 203 million bonds was originally set at 7.125 % until March 4, 2011 . Subsequently, the coupon has been reset at 4.26 % until March 4, 2021 and 0.496 % until March 4, 2031 .
4
If the bonds are not called on the respective call dates and after consecutive periods of 10 years, the coupons will be reset at the then prevailing effective yield of ten-year
Dutch government securities plus a spread of
85
basis points.